INVESTMENTS - Summary of Investments (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-Current
Investments in other companies	$ 10,234	$ 10,234
Current
Short-term investments	4,246,309	9,623,400
Mutual funds in pesos
Current
Short-term investments	664,098	2,366,825
Time deposit in pesos
Current
Short-term investments	0	3,428,207
Short-term investments in foreign currency
Current
Short-term investments	3,582,211	0
Government securities in pesos
Current
Short-term investments	0	3,828,368
Cementos del Plata S.A.
Non-Current
Investments in other companies	$ 10,234	$ 10,234